Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Expenses by Nature
The following table provides the additional disclosure required on the nature of expenses and their relationship to the function within the Group:

Expenses by nature for the year ended December 31, 2025:

	Cost of production of manufactured products (Note 5)						General and Administrative Expenses	Selling Expenses	Total
	Sugar, Ethanol and Energy	Fertilizers	Crops	Rice	Dairy	Total
Salaries, social security expenses and employee benefits	41,566	504	5,509	16,108	15,970	79,657	44,861	13,701	138,219
Raw materials and consumables	6,373	4,613	—	2,003	31,439	44,428	—	—	44,428
Depreciation and amortization	119,079	2,739	721	8,275	8,786	139,600	29,764	2,051	171,415
Depreciation of right of use assets	10,553	—	—	50	85	10,688	12,687	63	23,438
Fuel, lubricants and others	29,146	—	448	1,650	1,634	32,878	749	321	33,948
Maintenance and repairs	30,080	622	1,727	5,287	5,063	42,779	6,165	751	49,695
Freights	300	971	840	8,408	3,512	14,031	—	67,229	81,260
Export taxes / selling taxes	—	—	—	—	—	—	—	40,435	40,435
Export expenses	—	—	—	—	—	—	—	13,724	13,724
Contractors and services	9,973	—	3,314	1,086	805	15,178	—	—	15,178
Energy transmission	—	—	—	—	—	—	—	2,379	2,379
Energy power	902	1,449	1,523	3,798	3,504	11,176	923	288	12,387
Professional fees	891	83	111	139	112	1,336	16,246	(218)	17,364
Other taxes	8,231	34	34	192	168	8,659	907	756	10,322
Contingencies	—	—	—	—	—	—	461	—	461
Lease expense and similar arrangements	—	—	213	1,107	185	1,505	1,997	859	4,361
Third parties raw materials	38,415	—	20,988	26,124	78,769	164,296	—	—	164,296
Tax recoveries	(4,772)	—	—	—	—	(4,772)	—	—	(4,772)
Others	8,625	454	1,217	3,099	3,294	16,689	7,362	18,795	42,846
Subtotal	299,362	11,469	36,645	77,326	153,326	578,128	122,122	161,134	861,384
Own agricultural produce consumed	151,531	—	30,466	108,131	73,062	363,190	—	—	363,190
Total	450,893	11,469	67,111	185,457	226,388	941,318	122,122	161,134	1,224,574

Expenses by nature for the year ended December 31, 2024:

	Cost of production of manufactured products (Note 5)					General and Administrative Expenses	Selling Expenses	Total
	Sugar, Ethanol and Energy	Crops	Rice	Dairy	Total
Salaries, social security expenses and employee benefits	47,731	5,348	15,941	14,372	83,392	34,578	12,327	130,297
Raw materials and consumables	5,930	—	886	28,319	35,135	—	—	35,135
Depreciation and amortization	149,453	2,055	5,204	6,156	162,868	25,270	1,042	189,180
Depreciation of right of use assets	8,901	—	54	—	8,955	14,914	130	23,999
Fuel, lubricants and others	35,069	263	1,534	1,611	38,477	1,478	406	40,361
Maintenance and repairs	37,045	1,698	5,051	5,386	49,180	5,904	1,135	56,219
Freights	395	344	11,561	3,635	15,935	—	70,697	86,632
Export taxes / selling taxes	—	—	—	—	—	—	36,145	36,145
Export expenses	—	—	—	—	—	—	12,816	12,816
Contractors and services	13,031	2,882	1,554	687	18,154	—	—	18,154
Energy transmission	—	—	—	—	—	—	2,340	2,340
Energy power	780	1,392	3,742	3,276	9,190	705	223	10,118
Professional fees	1,166	91	362	131	1,750	11,916	872	14,538
Other taxes	22,093	87	478	218	22,876	686	35	23,597
Contingencies	—	—	—	—	—	1,115	—	1,115
Lease expense and similar arrangements	—	246	1,228	201	1,675	1,629	708	4,012
Third parties raw materials	39,635	5,300	40,938	85,376	171,249	—	—	171,249
Tax recoveries	(18,536)	—	—	—	(18,536)	—	—	(18,536)
Others	8,947	786	3,287	2,908	15,928	5,685	14,606	36,219
Subtotal	351,640	20,492	91,820	152,276	616,228	103,880	153,482	873,590
Own agricultural produce consumed	191,536	47,329	149,914	84,134	472,913	—	—	472,913
Total	543,176	67,821	241,734	236,410	1,089,141	103,880	153,482	1,346,503

Expenses by nature for the year ended December 31, 2023:

	Cost of production of manufactured products (Note 5)
	Sugar, Ethanol and Energy	Crops	Rice	Dairy	Total	General and Administrative Expenses	Selling Expenses	Total
Salaries, social security expenses and employee benefits	47,050	2,549	10,541	7,733	67,873	30,581	8,899	107,353
Raw materials and consumables	7,878	293	818	19,361	28,350	—	—	28,350
Depreciation and amortization	131,536	3,087	4,514	3,153	142,290	14,632	1,166	158,088
Depreciation right-of-use and other leases	9,402	—	32	350	9,784	7,837	208	17,829
Fuel, lubricants and others	37,707	139	665	1,338	39,849	572	251	40,672
Maintenance and repairs	32,594	724	2,550	1,490	37,358	1,377	583	39,318
Freights	106	80	5,662	1,921	7,769	—	57,629	65,398
Export taxes / selling taxes	—	—	—	—	—	—	29,910	29,910
Export expenses	—	—	—	—	—	—	11,550	11,550
Contractors and services	11,313	2,013	2,705	214	16,245	—	—	16,245
Energy transmission	—	—	—	—	—	—	2,621	2,621
Energy power	776	817	2,291	1,693	5,577	342	66	5,985
Professional fees	1,105	38	71	69	1,283	8,553	1,725	11,561
Other taxes	4,232	12	160	102	4,506	582	23	5,111
Contingencies	—	—	—	—	—	988	—	988
Lease expense and similar arrangements	—	127	523	145	795	975	567	2,337
Third parties raw materials	31,969	3,838	35,289	47,336	118,432	—	—	118,432
Tax recoveries	(74)	—	—	—	(74)	—	—	(74)
Others	6,091	552	1,396	1,498	9,537	3,881	13,894	27,312
Subtotal	321,685	14,269	67,217	86,403	489,574	70,320	129,092	688,986
Own agricultural produce consumed	226,868	32,817	56,412	34,938	351,035	—	—	351,035
Total	548,553	47,086	123,629	121,341	840,609	70,320	129,092	1,040,021